Major Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Loss Contingencies [Line Items]
Provision for specific environmental sites
Environmental provisions

In millions	2023	2022	2021
Beginning of year	$59	$56	$59
Accruals and other	17	27	23
Payments	(19)	(26)	(26)
Foreign exchange	1	2	—
End of year	$58	$59	$56
Current portion - End of year	$39	$41	$38

Employee injuries, Canada [Member]
Loss Contingencies [Line Items]
Provision for personal injury and other claims

In millions	2023	2022	2021
Beginning of year	$168	$182	$206
Accruals and other	44	16	12
Payments	(32)	(30)	(36)
End of year	$180	$168	$182
Current portion - End of year	$24	$27	$50

Employee injuries, United States [Member]
Loss Contingencies [Line Items]
Provision for personal injury and other claims

In millions	2023	2022	2021
Beginning of year	$128	$125	$141
Accruals and other	34	33	30
Payments	(28)	(39)	(45)
Foreign exchange	(3)	9	(1)
End of year	$131	$128	$125
Current portion - End of year	$27	$18	$25